Retirement benefit obligations - Principal actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
United Kingdom
Disclosure of defined benefit plans [line items]
Discount rate	5.50%	5.50%	4.50%
Future pension increases	2.80%	3.00%	3.00%
Inflation (RPI)	2.90%	3.20%	3.10%
Inflation (CPI)	2.40%	2.70%	2.50%
Life expectancy at age 60, Male	26 years 10 months 24 days	26 years 7 months 6 days	26 years 10 months 24 days
Life expectancy at age 60, Female	29 years 7 months 6 days	29 years 6 months	29 years 8 months 12 days
Life expectancy at age 60 in 20 years' time, Male	28 years 6 months	28 years 1 month 6 days	28 years 4 months 24 days
Life expectancy at age 60 in 20 years' time, Female	31 years	30 years 10 months 24 days	31 years 1 month 6 days
United States of America
Disclosure of defined benefit plans [line items]
Discount rate			5.00%
Life expectancy at age 60, Male			25 years
Life expectancy at age 60, Female			27 years 2 months 12 days
Life expectancy at age 60 in 20 years' time, Male			25 years
Life expectancy at age 60 in 20 years' time, Female			27 years 7 months 6 days